BUSINESS COMBINATIONS, Intangible Assets and Estimated Useful Lives (Details) - Connexity [Member] - USD ($) $ in Thousands			4 Months Ended
		Sep. 01, 2021	Dec. 31, 2021
Intangible Assets and Estimated Useful Lives [Abstract]
Fair value		$ 270,025
Revenue			$ 37,692
Merchant/ Network Affiliate Relationships [Member]
Intangible Assets and Estimated Useful Lives [Abstract]
Fair value	[1]	$ 146,547
Useful life	[1]	4 years 6 months
Publisher Relationships [Member]
Intangible Assets and Estimated Useful Lives [Abstract]
Fair value	[2]	$ 42,933
Useful life	[2]	4 years
Tradenames [Member]
Intangible Assets and Estimated Useful Lives [Abstract]
Fair value	[1]	$ 23,997
Useful life	[1]	3 years
Technology [Member]
Intangible Assets and Estimated Useful Lives [Abstract]
Fair value	[1]	$ 56,548
Useful life	[1]	5 years

[1]	Merchant/ Network affiliate relationships, Tradenames and Technology fair values were determined by using the income approach.
[2]	Publisher relationships fair values were determined by using the cost approach.